United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-1

(Investment Company Act File Number)

Federated Global Allocation Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/16

Date of Reporting Period: Quarter ended 02/29/16

Item 1. Schedule of Investments

Federated Global Allocation Fund
Portfolio of Investments
February 29, 2016 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—52.2%
		Consumer Discretionary—7.4%
959	[1]	Amazon.com, Inc.	$529,867
5,482	[1]	Apollo Education Group, Inc.	44,898
14,855		Aristocrat Leisure Ltd.	106,072
900	[1]	Asbury Automotive Group, Inc.	52,560
1,386	[1]	AutoNation, Inc.	71,337
763	[1]	Belmond Ltd.	7,012
3,836		Bloomin' Brands, Inc.	66,324
13,500		Bridgestone Corp.	471,169
1,474	[1]	Burlington Stores, Inc.	82,632
2,283		Cablevision Systems Corp., Class A	74,266
6,873	[1]	Caesars Entertainment Corp.	62,132
2,164		Caleres, Inc.	61,328
400		Callaway Golf Co.	3,556
400		Cato Corp., Class A	14,480
18,972		Comcast Corp., Class A	1,095,254
5,563		Continental Ag	1,117,098
6,000	[1]	CROCs, Inc.	58,740
24,900		Daihatsu Motor Co. Ltd.	344,549
2,587		Daimler AG	177,544
4,600		Dana Holding Corp.	57,224
8,423		Darden Restaurants, Inc.	538,061
4,369		Delphi Automotive PLC	291,325
6,000	[1]	Denny's Corp.	61,980
16,941		Dollarama, Inc.	986,159
1,100	[1]	Drew Industries, Inc.	66,209
297	[1]	Express, Inc.	5,117
17,608		Extended Stay America, Inc.	260,246
1,221	[1]	G-III Apparel Group Ltd.	64,408
30,209		Gannett Co., Inc.	460,989
890		Gildan Activewear, Inc.	23,010
3,273	[1]	Gray Television, Inc.	37,770
5,985		Harman International Industries, Inc.	458,930
1,971		Hilton Worldwide Holdings, Inc.	40,957
9,667		Home Depot, Inc.	1,199,868
9		Husqvarna AB, Class B	57
200	[1]	IRobot Corp.	6,268
286,634		ITV PLC	985,074
22,245		International Game Technology PLC	328,781
49,600		Isuzu Motors Ltd.	494,506
921		Jack in the Box, Inc.	63,319
208,015		Kingfisher PLC	961,808
1,346		L Brands, Inc.	114,127
4,329	[1]	La Quinta Holdings, Inc.	47,013
2,500		La-Z-Boy, Inc.	60,875
14,377		Lennar Corp., Class B	484,649

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
38,000		Li & Fung Ltd.	$21,524
2,200		Linamar Corp.	96,098
3,500		Lowe's Cos., Inc.	236,355
5,737		Luxottica Group S.p.A	328,947
56,400		MGM China Holdings Ltd.	64,439
23,976		Magna International, Inc.	930,333
1,041		Marriott Vacations Worldwide Corp.	63,033
9,878		McDonald's Corp.	1,157,603
31,100		McDonald's Holdings Co. (Japan), Ltd.	723,271
11,754		Michelin, Class B	1,056,994
3,500		Namco Bandai Holdings, Inc.	69,535
5,889		New York Times Co., Class A	74,025
1,104		Nexstar Broadcasting Group, Inc., Class A	49,327
3,738		Nike, Inc., Class B	230,223
117,200		Nissan Motor Co. Ltd.	1,059,314
2,700		Nutri/System, Inc.	54,945
1,106	[1]	Ollie's Bargain Outlet Holdings, Inc.	22,341
122,000		Panasonic Corp.	1,026,324
648		Pandora A/S	81,659
110		Papa Johns International, Inc.	6,397
3,175	[1]	Party City Holdco, Inc.	31,401
14,855		Penske Automotive Group, Inc.	560,331
33,435		Persimmon PLC	1,010,413
700	[1]	Pinnacle Entertainment, Inc.	20,237
6,281		Polaris Industries, Inc.	552,163
928		Pool Corp.	74,491
6,219		ProSiebenSat.1 Media SE	319,051
16,067		Realestate.com.au Ltd.	595,993
3,359		Relx PLC	57,672
181,000		SJM Holdings Ltd.	110,667
45,600		Sands China Ltd.	158,808
1,600		Sankyo Co. Ltd.	58,598
2,200	[1]	Select Comfort Corp.	39,380
2,855	[1]	ServiceMaster Global Holdings, Inc.	108,290
143,527	[1]	Sirius XM Holdings, Inc.	533,920
2,797		Six Flags Entertainment Corp.	142,255
2,732	[1]	Smith & Wesson Holding Corp.	69,284
2,100		Sonic Corp.	61,677
8,591		Starbucks Corp.	500,082
900		Starwood Hotels & Resorts	62,199
500		Sturm Ruger & Co., Inc.	35,155
11,800		Suzuki Motor Corp.	293,607
13,632		TJX Cos., Inc.	1,010,131
21,896	[1]	Tegna, Inc.	539,517
76	[1]	The Priceline Group, Inc.	96,156
627	[1]	Tile Shop Hldgs., Inc.	7,913
19,323	[1]	Toll Brothers, Inc.	530,416
5,300		Toyota Motor Corp.	275,860
752	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	124,223

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
34,673		Vivendi SA	$719,479
58		Volkswagen AG	8,109
58,018		WPP PLC	1,219,508
7,335		Walt Disney Co.	700,639
4,400		Whirlpool Corp.	683,408
8,820		Williams-Sonoma, Inc.	459,610
3,300		Wynn Macau Ltd.	3,777
45,200		Yokohama Rubber Co. Ltd.	718,770
1,836	[1,2,3]	Zalando SE	57,377
		TOTAL	32,442,802
		Consumer Staples—2.9%
400		Andersons, Inc.	10,740
3,100		Alimentation Couche-Tard, Inc., Class B	140,268
115		Anheuser-Busch InBev NV	12,884
15,566		Archer-Daniels-Midland Co.	544,187
8,387		Bunge Ltd.	417,002
9,201		CVS Health Corp.	894,061
472		Cal-Maine Foods, Inc.	25,195
1,077		Calavo Growers, Inc.	57,684
681		Casey's General Stores, Inc.	71,893
10,224		Coca-Cola Enterprises, Inc.	495,966
2,349	[1]	Coca-Cola HBC AG	44,759
6,500		Colgate-Palmolive Co.	426,660
18,685		ConAgra Foods, Inc.	785,891
3,275		Dean Foods Co.	63,175
3,784		Delhaize Group	382,516
200	[1,4]	Diamond Foods, Inc.	7,570
1,543		Estee Lauder Cos., Inc., Class A	140,922
1,100		FamilyMart Co. Ltd.	52,722
22,537		Flowers Foods, Inc.	386,059
700		Fresh Del Monte Produce, Inc.	28,077
3,299		General Mills, Inc.	194,146
10,502	[1]	Herbalife Ltd.	574,985
5,000		Japan Tobacco, Inc.	198,213
5,000		Kellogg Co.	370,100
52,757		Koninklijke Ahold NV	1,154,763
11,073		Metro, Inc.	353,878
5,000		Molson Coors Brewing Co., Class B	426,350
12,626		Nestle SA	884,367
6,991		Nu Skin Enterprises, Inc.	213,156
898		PepsiCo, Inc.	87,842
5,884		Philip Morris International, Inc.	535,621
8,079		Procter & Gamble Co.	648,663
38,176		Sainsbury (J) PLC	134,451
731		Sanderson Farms, Inc.	66,711
20,176	[1]	Sprouts Farmers Market, Inc.	574,612
24,744		The Coca-Cola Co.	1,067,209
300	[1]	USANA, Inc.	33,816

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
100		WD 40 Co.	$10,800
		TOTAL	12,517,914
		Energy—2.4%
3,717		Alon USA Energy, Inc.	36,650
273,928		BP PLC	1,328,064
12,931		Baker Hughes, Inc.	554,352
16,230		CVR Energy, Inc.	383,839
10,815		California Resources Corp.	6,079
8,170	[1]	Cameron International Corp.	535,625
4,345		Chevron Corp.	362,547
5,517	[1]	Cobalt International Energy, Inc.	14,675
702		Delek Group Ltd.	112,111
2,500		Delek US Holdings, Inc.	39,550
2,900		Devon Energy Corp.	57,072
17,991		Exxon Mobil Corp.	1,441,979
33,738		Frank's International N.V.	468,621
2,786		Green Plains, Inc.	37,890
5,052		Halliburton Co.	163,079
15,314		HollyFrontier Corp.	517,919
94,200		Inpex Corp.	677,746
5,413		Kinder Morgan, Inc.	97,921
17,013		Marathon Petroleum Corp.	582,695
9,488	[1]	Newfield Exploration Co.	258,358
4,368		Nordic American Tanker Shipping Ltd.	60,366
538		OMV AG	14,055
10,562		PBF Energy, Inc.	318,972
28,514		Petrofac Ltd.	357,052
394		Phillips 66	31,280
7,255		RPC, Inc.	98,450
11		Repsol YPF SA	113
10,093		Royal Dutch Shell PLC, Class B	229,387
20,602		Suncor Energy, Inc.	503,706
1,219		Technip SA	60,242
900		Teekay Tankers Ltd., Class A	3,699
400		Tesoro Petroleum Corp.	32,272
5,828		Total SA	261,120
10,626		Valero Energy Corp.	638,410
1,800		Western Refining, Inc.	48,006
		TOTAL	10,333,902
		Financials—12.1%
20,568		AGEAS	758,906
2,912		ARMOUR Residential REIT, Inc.	56,056
49,692		AXA SA	1,091,966
10,508		Aflac, Inc.	625,436
1,969		Alexander and Baldwin, Inc.	66,001
9,156		Allianz SE	1,365,107
8,100		Allstate Corp.	514,026
460		Altisource Residential Corp.	4,315
542	[1]	Ambac Financial Group, Inc.	8,276

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
4,135		American Capital Mortgage Investment Corp.	$57,146
3,700		Apollo Commercial Real Estate Finance, Inc.	57,165
199		Argo Group International Holdings Ltd.	11,090
13,083		Assured Guaranty Ltd.	324,589
3,799		BBCN Bancorp, Inc.	54,364
342,000		BOC Hong Kong (Holdings) Ltd.	886,912
233		Banco Bilbao Vizcaya Argentaria SA	1,477
2,800		Bancorpsouth, Inc.	55,776
12,705		Bank Hapoalim Ltd.	62,072
82,954	[1]	Bank Leumi Le-Israel	276,491
91,039		Bank of America Corp.	1,139,808
1,600		Bank of Montreal	88,278
5,915		Bank of Nova Scotia	239,398
102,000		Bank Of Yokohama Ltd.	460,933
138,380		Barclays PLC	326,968
10,362	[1]	Berkshire Hathaway Inc., Class B	1,390,270
900		Blackrock, Inc.	280,764
1,400	[1]	BofI Holding, Inc.	25,942
2,300		Boston Private Financial Holdings	24,288
6,468		Brookfield Asset Management, Inc., Class A	198,534
1,804		Brown & Brown	58,287
11,165	[1]	CBRE Group, Inc.	283,703
4,400		CNO Financial Group, Inc.	76,692
10,001		CNP Assurances	147,221
4,000		CVB Financial Corp.	62,120
8,488		CYS Investments, Inc.	66,546
14,000		Canadian Imperial Bank of Commerce	930,747
4,500		Capital One Financial Corp.	295,785
6,300		Capstead Mortgage Corp.	61,173
17,790		Care Capital Properties, Inc.	471,613
200		Cash America International, Inc.	6,738
2,300		Cathay Bancorp, Inc.	61,387
18,700		Chugoku Bank Ltd.	196,513
27,631		Citigroup, Inc.	1,073,464
7,447		Citizens Financial Group, Inc.	143,206
3,762		Colony Capital, Inc., Class A	61,697
44,982	[1]	Commerzbank AG	365,847
221,783		Corp Mapfre Sa	431,023
12,581		Credit Agricole SA	129,391
12,400		Danske Bank	338,211
695		Delta Lloyd NV	4,303
13,211		Deutsche Bank AG	230,063
2,505		Deutsche Wohnen AG	66,289
13,130		Direct Line Insurance Group PLC	70,566
7,100		Discover Financial Services	329,582
14,756		DnB ASA	169,173
23,572	[1]	E*Trade Financial Corp.	552,999
3,695		EverBank Financial Corp.	48,109
5,400		FNB Corp.	66,312

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
5,801	[1]	FNFV Group	$58,996
1,200		First American Financial Corp.	44,436
3,600		First Midwest Bancorp, Inc.	60,120
170,000		Fukuoka Financial Group, Inc.	536,991
3,032		General Property Trust Group	10,651
270,270	[1]	Genworth Financial, Inc., Class A	572,972
24,002		Gjensidige Forsikring ASA	376,437
1,609		Goldman Sachs Group, Inc.	240,594
2,297		Great Western Bancorp, Inc.	56,529
1,600		Great-West Lifeco, Inc.	41,390
2,194		Groupe Bruxelles Lambert SA	167,639
2,000	[1]	HFF, Inc.	50,060
256,814		HSBC Holdings PLC	1,630,839
34,000		Hang Seng Bank Ltd.	574,512
10,068		Hannover Rueck SE	1,030,875
20,968		Hartford Financial Services Group, Inc.	883,172
4,960		Hatteras Financial Corp.	68,200
1,800		Home Bancshares, Inc.	71,136
3,359		ICAP PLC	20,210
7,275		Industrial Alliance Insurance & Financial Services, Inc.	195,559
2,612		InfraREIT, Inc.	55,165
667		Intact Financial Corp.	41,533
14,969		Interactive Brokers Group, Inc., Class A	511,491
23,614		Intesa Sanpaolo SpA	59,248
5,328		Invesco Mortgage Capital, Inc.	60,260
39,785		Investec PLC	258,820
33,671		Investor AB, Class B	1,117,462
6,848		Investors Bancorp, Inc., NEW	77,519
5,701	[1]	iStar Financial, Inc.	48,230
32,988		JPMorgan Chase & Co.	1,857,224
1,700		Janus Capital Group, Inc.	21,981
52,000		Joyo Bank, Ltd./The	179,649
2,700	[1]	Julius Baer Group Ltd.	107,499
670		Kearny Financial Corp.	8,020
3,240		Kennedy-Wilson Holdings, Inc.	61,625
1,300		Kinnevik Investment AB	32,313
337		LegacyTexas Financial Group, Inc.	5,982
321,520		Legal & General Group PLC	1,004,201
77,058		LendLease Group	716,924
16,731		Liberty Property Trust	483,191
12,589		Lincoln National Corp.	459,876
53,500		Link REIT	301,959
8,935	[1]	MBIA, Inc.	61,294
8,700	[1]	MGIC Investment Corp.	59,508
7,617		MSCI, Inc., Class A	537,151
6,483		Macquarie Group Ltd.	297,498
28,600		Manulife Financial Corp.	382,813
2,268	[1]	Marcus & Millichap Co., Inc.	50,554
4,000		Mitsubishi Estate Co. Ltd.	73,910

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
9,204		NN Group NV	$282,302
1,700		National Bank of Canada, Montreal	46,313
5,600		National Penn Bancshares, Inc.	62,328
4,560	[1]	Nationstar Mortgage Holdings, Inc.	53,899
9,006		Natixis	47,768
55,167		Navient Corp.	597,459
6,200		New Residential Investment Corp.	72,602
19,011		Nordea Bank AB	189,495
7,285		Northern Trust Corp.	432,583
5,041		Northwest Bancshares, Inc.	63,466
304,660		Old Mutual PLC	710,730
800		Old National Bancorp.	8,928
22,207	[1]	OneMain Holdings, Inc.	501,212
2,000		Oversea-Chinese Banking Corp. Ltd.	11,476
4,300		PNC Financial Services Group	349,633
2,931		Partners Group Holding AG	1,059,606
2,658		Pennymac Mortgage Investment Trust	34,979
110,937		Platinum Asset Management Ltd.	468,575
11,159		Popular, Inc.	295,714
2,100		Potlatch Corp.	55,524
1,500		Primerica, Inc.	63,285
14,302		Principal Financial Group	540,759
1,900		PrivateBancorp, Inc.	65,284
14,628		Prudential Corp. PLC	252,542
9,945		Prudential Financial	657,265
4,605		RSA Insurance Group PLC	27,638
5,200		Radian Group, Inc.	56,160
402		Raiffeisen Bank International AG	5,325
4,500		Redwood Trust, Inc.	53,505
600		Regions Financial Corp.	4,512
30,813		Retail Properties of America, Inc.	452,643
24,400		Royal Bank of Canada, Montreal	1,245,608
13,926		SEI Investments Co.	531,555
14,613		Sampo Oyj, Class A	655,758
22,763		Santander Consumer USA Holdings, Inc.	233,321
25,526		Schroders PLC	918,543
9,478		Schwab (Charles) Corp.	237,424
16,575		Scor Regroupe	579,832
1,800		Skand Enskilda BKN, Class A	17,526
4,968	[1]	Smart Real Estate Investment Trust	118,160
4,842		Societe Generale, Paris	168,031
45,883		Sprit Realty Capital, Inc.	490,489
3,822	[1]	St. Joe Co.	58,133
4,138		Sterling Bancorp	59,629
25,600		Sumitomo Mitsui Financial Group, Inc.	713,751
9,000		Sumitomo Mitsui Trust Holdings, Inc.	26,062
1,000		Sumitomo Realty & Development Co. Ltd.	27,352
500		Sun Life Financial Services of Canada	14,908
17,500		Suntec Real Estate Investment	20,762

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
4,433		Svenska Handelsbanken AB - A Shares	$56,521
4,242		Swiss Re AG	375,439
2,013		Talmer Bancorp, Inc., Class A	33,818
21,627		The Bank of New York Mellon Corp.	765,380
153,148		Three I Group	924,675
3,800		Tokio Marine Holdings, Inc.	131,903
20,200		Toronto-Dominion Bank	782,769
1,200		Trustmark Corp.	26,256
14,431		UBS Group AG	219,889
11,283		United Mizrahi Bank Ltd.	124,531
700		Universal Insurance Holdings, Inc.	13,664
2,420		Virtu Financial, Inc., Class A	53,990
18,292		Voya Financial, Inc.	537,053
718	[1]	Walker & Dunlop, Inc.	16,600
31,592		Wells Fargo & Co.	1,482,297
21,244		Weyerhaeuser Co.	551,919
1,549		WisdomTree Investments, Inc.	18,356
		TOTAL	52,630,746
		Health Care—6.4%
3,322		Amgen, Inc.	472,654
18,980		AbbVie, Inc.	1,036,498
8,614	[1]	Actelion Ltd.	1,192,358
4,200	[1]	Affymetrix, Inc.	58,968
600		Alfresa Holdings Corp.	10,819
12,485	[1]	Alkermes PLC	402,891
2,649	[1]	Allergan PLC	768,501
1,700	[1]	Amedisys, Inc.	62,458
5,734		AmerisourceBergen Corp.	496,679
398	[1]	Anacor Pharmaceuticals, Inc.	25,384
3,150		Anthem, Inc.	411,673
1,000	[1]	BioCryst Pharmaceuticals, Inc.	1,990
3,405		Bristol-Myers Squibb Co.	210,872
17,287		CSL Ltd.	1,264,470
1,500	[1]	Cambrex Corp.	57,855
2,911	[1]	Catalent, Inc.	70,650
3,229	[1]	Celgene Corp.	325,580
15,113		Cochlear Ltd.	1,102,016
71		Coloplast, Class B	5,356
1,500	[1]	Cynosure, Inc., Class A	61,005
1,200	[1,4,5]	Dyax Corp., CVR	1,332
1,600	[1]	Emergent Biosolutions, Inc.	54,128
9,996	[1]	Endo International PLC	417,933
8,193	[1]	Express Scripts Holding Co.	576,623
2,233	[1]	FibroGen, Inc.	38,698
14,435		Fresenius SE & Co. KGaA	953,125
800	[1]	Geron Corp.	1,928
14,557		Gilead Sciences, Inc.	1,270,098
119	[1]	Glaukos Corp.	1,959
2,100	[1]	Haemonetics Corp.	67,368

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
4,200	[1]	Halozyme Therapeutics, Inc.	$34,146
2,068	[1]	Halyard Health, Inc.	52,775
1,200	[1]	Heartware International, Inc.	38,352
4,896	[1]	Hologic, Inc.	169,548
19,449	[1]	IMS Health Holdings, Inc.	501,395
1,298	[1]	INC Research Holdings, Inc., Class A	51,505
467	[1]	INSYS Therapeutics, Inc.	8,163
13,464	[1]	Intrexon Corp.	416,711
13,450		Johnson & Johnson	1,415,074
16,659	[1]	Juno Therapeutics, Inc.	585,897
2,464		Lilly (Eli) & Co.	177,408
134	[1]	Livanova PLC	7,563
1,108	[1]	Magellan Health, Inc.	69,787
2,200		Medipal Holdings Corp.	33,651
7,200		Medtronic PLC	557,208
27,232		Merck & Co., Inc.	1,367,319
2,234	[1]	Merit Medical Systems, Inc.	42,022
1,706	[1]	Merrimack Pharmaceuticals, Inc.	9,878
7,256	[1]	MiMedx Group, Inc.	59,717
2,100		Mitsubishi Tanabe Pharma Corp.	37,638
17,680		Novo Nordisk A/S, Class B	908,569
1,400	[1]	Natus Medical, Inc.	50,848
5,468		Novartis AG - REG	390,252
6,300		Olympus Corp.	229,056
900	[1]	Omnicell, Inc.	24,633
59,417	[1]	Opko Health, Inc.	552,578
19,200		Otsuka Holdings Co., Ltd.	676,696
1,343	[1]	PRA Health Sciences, Inc.	57,977
1,200	[1]	Parexel International Corp.	70,428
66,740		Pfizer, Inc.	1,980,176
1,800	[1]	PharMerica Corp.	41,598
1,270	[1]	Press Ganey Holdings, Inc.	33,503
100	[1]	Prestige Brands Holdings, Inc.	4,890
5,009	[1]	Qiagen NV	105,740
3,600		Quality Systems, Inc.	55,980
8,374	[1]	Quintiles Transnational Holdings, Inc.	525,134
3,340		Ramsay Health Care Ltd.	157,379
500	[1]	Regeneron Pharmaceuticals, Inc.	192,010
2,000	[1]	Repligen Corp.	51,460
9,889		Roche Holding AG-GENUSSCHEIN	2,532,962
5,143		Sanofi	406,951
16,035	[1]	Seattle Genetics, Inc.	484,097
4,765		Shire PLC	248,645
9,486		St. Jude Medical, Inc.	509,303
3,500	[1]	Sucampo Pharmaceuticals, Inc.	46,025
4,602	[1]	Supernus Pharmaceuticals, Inc.	57,709
157	[1]	Surgical Care Affiliates, Inc.	6,363
1,766	[1]	Team Health Holdings, Inc.	78,711
1,554	[1]	Vertex Pharmaceuticals, Inc.	132,851

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
3,066	[1]	Wright Medical Group NV	$52,398
113	[1]	Zafgen, Inc.	707
		TOTAL	27,723,255
		Industrials—6.6%
2,400		AAR Corp.	51,096
2,696		Actuant Corp.	63,113
13,546		Alaska Air Group, Inc.	1,001,049
20,055		Allison Transmission Holdsings, Inc.	474,902
82,700		Amada Co.	763,482
18,633		American Airlines Group, Inc.	763,953
1,089		Andritz AG	51,978
2,402		ArcBest Corp.	47,007
34,194		Asciano Ltd.	216,288
35,062		Ashtead Group PLC	445,548
11,236		B/E Aerospace, Inc.	490,114
162,890		BAE Systems PLC	1,156,816
16,584	[1]	BWX Technologies, Inc.	529,030
18,929		Bouygues SA	737,887
941		Brady (W.H.) Co.	24,588
140		Brenntag AG	6,769
300	[1]	Builders Firstsource, Inc.	2,379
39,674		Bunzl PLC	1,060,278
8,858		CSX Corp.	213,832
12,398		Canadian National Railway, Co.	720,239
3,537	[1]	Continental Building Product, Inc.	59,705
6,550		DSV, De Sammensluttede Vognmad AS	266,928
53,000		Dai Nippon Printing Co. Ltd.	454,086
3,700		Danaher Corp.	330,299
18,794		Delta Air Lines, Inc.	906,623
30,766		Deutsche Post AG	731,986
3,600	[1]	DigitalGlobe, Inc.	54,144
46,185		Edenred	810,226
5,100		Expeditors International Washington, Inc.	233,478
1,800		Fanuc Ltd.	263,438
3,271		Geberit International AG	1,174,895
2,500		General Dynamics Corp.	340,675
58,800		General Electric Co.	1,713,432
11,828		Grupo Ferrovial, S.A.	227,188
5,900		Harsco Corp.	22,361
1,793	[1]	Hawaiian Holdings, Inc.	77,135
2,362		Hillenbrand, Inc.	66,419
619,000		Hutchison Port Holdings TR-U	291,537
6,100		Ingersoll-Rand PLC	338,916
1,316		Insperity, Inc.	62,497
2,669		Interface, Inc.	42,437
1,356		International Consolidated Airlines Group SA	10,320
18,000		JGC Corp.	282,074
5,365		KAR Auction Services, Inc.	189,975
5,288		KBR, Inc.	73,133

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
2,905		Knoll, Inc.	$55,486
174		Kone Corp. OYJ, Class B	7,707
2,000		Korn/Ferry International	56,840
4,636	[1]	MRC Global, Inc.	55,400
326		MSA Safety, Inc.	14,236
18,836		Masco Corp.	531,175
3,400	[1]	Mastec, Inc.	57,732
5,803	[1]	Meritor, Inc.	43,116
3,500	[1]	Milacron Holdings Corp.	47,880
2,400		Miller Herman, Inc.	62,616
17,000		Mitsubishi Electric Corp.	171,297
59,000		Mitsubishi Heavy Industries Ltd.	209,009
2,295		Mueller Industries, Inc.	60,175
7,817		Mueller Water Products, Inc.	67,304
8,954	[1]	NOW, Inc.	144,876
1,000		NWS Holdings Ltd.	1,416
11,389		Nielsen Holdings PLC	573,322
5,776		Norfolk Southern Corp.	422,630
5,513	[1]	Orbital ATK, Inc.	461,769
13,219		Osram Licht AG	616,087
17,065	[1]	Quanta Services, Inc.	346,249
15,055		Randstad Holdings N.V.	772,571
4,639		Raytheon Co.	574,540
20,968		Rexel SA	255,079
3,751	[1]	Rexnord Corp.	68,043
12,249	[1]	SPX Flow, Inc.	229,424
79,622		Sandvik AB	723,344
1,223		Schindler Holding AG	204,150
6,800		Sembcorp Industries Ltd.	12,955
11,900		Singapore Technologies Engineering Ltd.	25,299
350		SkyWest, Inc.	6,318
19,338		Southwest Airlines Co.	811,229
2,900		Stanley Black & Decker, Inc.	272,629
3,600		Steelcase, Inc., Class A	44,964
81,000		Sumitomo Heavy Industries	332,428
2,555	[1]	Swift Transportation Co.	43,537
73,197		TNT Express NV	626,382
362		The ADT Corp.	14,614
500		Toto Ltd.	14,312
3,170	[1]	TriMas Corp.	52,432
800	[1]	TrueBlue, Inc.	18,360
5,188		Union Pacific Corp.	409,126
2,446		United Parcel Service, Inc.	236,161
1,494	[1]	Univar, Inc.	23,501
3,600		Vestas Wind Systems A/S	242,587
18,002		West Japan Railway Co.	1,050,911
4,200		Yangzijiang Shipbuilding Holdings Ltd.	2,708
		TOTAL	28,918,181

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—6.7%
3,285	[1]	ACI Worldwide, Inc.	$61,298
3,064		AVG Technologies NV	58,645
2,188	[1]	Advanced Energy Industries, Inc.	65,268
28,911	[1]	Advanced Micro Devices, Inc.	61,870
1,600	[1]	Alliance Data Systems Corp.	336,208
700	[1]	Alphabet, Inc. Class C	488,439
1,562	[1]	Alphabet, Inc., Class A	1,120,298
9,600	[1]	Amkor Technology, Inc.	48,576
5,782	[1]	Ansys, Inc.	480,022
43,159		Apple, Inc.	4,173,044
6,200		Applied Materials, Inc.	116,994
59,400		Atmel Corp.	479,952
12,500		Avnet, Inc.	514,375
4,708	[1]	Bankrate, Inc.	36,063
2,988	[1]	Benchmark Electronics, Inc.	64,690
1,708	[1]	Benefitfocus, Inc.	53,614
3,162		CDW Corp.	125,152
600	[1]	CalAmp Corp.	10,968
2,200	[1]	Check Point Software Technologies Ltd.	182,754
15,924		Cisco Systems, Inc.	416,890
7,896	[1]	Citrix Systems, Inc.	557,852
15,123		Computer Sciences Corp.	435,694
43		Constellation Software, Inc.	17,941
13,851	[1]	CoreLogic, Inc.	479,106
2,100	[1]	Cornerstone OnDemand, Inc.	60,480
11,800		Corning, Inc.	215,940
11,000		EMC Corp. Mass	287,430
1,700		EarthLink Network, Inc.	9,588
29,874	[1]	eBay, Inc.	711,001
4,911	[1]	Endurance International Group Holdings, Inc.	55,200
664	[1]	Entegris, Inc.	8,207
8,925		Ericsson LM - B	82,188
4,044		Evertec, Inc.	48,124
9,585	[1]	Facebook, Inc.	1,024,828
3,900	[1]	Fairchild Semiconductor International, Inc., Class A	78,234
4,700	[1]	Finisar Corp.	68,526
2,218	[1]	Gigamon, Inc.	60,707
220,100		GungHo Online Entertainment, Inc.	522,277
57,559	[1]	HP, Inc.	615,306
47,789		Hewlett Packard Enterprise Co.	634,160
3,572	[1]	Infoblox, Inc.	55,295
16,624		Intel Corp.	491,904
1,400		InterDigital, Inc.	69,622
599		International Business Machines Corp.	78,487
5,542	[1]	InvenSense, Inc.	43,283
1,500		Lam Research Corp.	109,950
1,475	[1]	MA-COM Technology Solutions Holdings, Inc.	55,902
10,058		Mastercard, Inc., Class A	874,241
6,650		Maxim Integrated Products, Inc.	225,169

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
1,436	[1]	MaxLinear, Inc.	$23,105
3,800		Mentor Graphics Corp.	72,580
308	[1]	Microsemi Corp.	10,666
28,312		Microsoft Corp.	1,440,515
21,700		Mixi, Inc.	723,698
16,342	[1]	NCR Corp.	381,749
29,507		NVIDIA Corp.	925,339
17,373		National Instruments Corp.	501,211
900	[1]	Netgear, Inc.	35,559
120,000		Nippon Electric Glass Co. Ltd.	568,846
28,784	[1]	Nuance Communications, Inc.	561,576
65,901	[1]	ON Semiconductor Corp.	552,909
24,983		Oracle Corp.	918,875
4,000	[1]	PayPal Holdings, Inc.	152,560
5,300	[1]	Polycom, Inc.	55,173
2,323	[1]	Progress Software Corp.	58,586
4,842	[1]	Qlogic Corp.	62,413
2,192		Qualcomm, Inc.	111,332
6,560	[1]	Red Hat, Inc.	428,696
1,658	[1]	Rovi Corporation	37,769
1,605		STMicroelectronics N.V.	9,137
1,700	[1]	Salesforce.com, Inc.	115,175
1,533		Science Applications International Corp.	68,448
3,666		TE Connectivity Ltd.	208,669
26,549		Teradyne, Inc.	506,555
7,300	[1]	TiVo, Inc.	61,247
4,596		Travelport Worldwide Ltd.	59,656
25,517	[1]	Trimble Navigation Ltd.	593,525
1,349	[1]	Universal Display Corp.	64,455
2,700	[1]	VMware, Inc., Class A	136,323
6,213	[1]	Vantiv, Inc.	323,325
1,700	[1]	Verint Systems, Inc.	60,401
15,569		Visa, Inc., Class A	1,127,040
5,524		Vishay Intertechnology, Inc.	65,404
7,676	[1]	WEX, Inc.	501,243
2,786	[1]	Web.com Group, Inc.	50,566
1,263	[1]	WebMd Health Corp.	70,046
55,595		Xerox Corp.	534,268
		TOTAL	29,050,402
		Materials—1.6%
6,117		Aptargroup, Inc.	450,884
100,344		ArcelorMittal	384,216
2,486	[1]	Berry Plastics Group, Inc.	77,389
1,600	[1]	Chemtura Corp.	40,368
4,624		Commercial Metals Corp.	67,927
2,416		EMS-Chemie Holdings Ag	1,119,580
3,100		Eagle Materials, Inc.	187,302
356	[1]	Flotek Industries, Inc.	2,592
379,606		Fortescue Metals Group Ltd.	553,192

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Materials—continued
21		Givaudan SA	$39,153
2,000		Greif, Inc., Class A	53,020
3,400	[1]	Headwaters, Inc.	59,908
2,429		James Hardie Industries PLC	31,063
88,600		Kuraray Co. Ltd.	965,332
1,600		Martin Marietta Materials	228,192
996		Newmarket Corp.	363,679
10,500		Nitto Denko Corp.	552,314
13,000		Potash Corp. of Saskatchewan, Inc.	220,318
2,616		Sherwin-Williams Co.	707,628
47		Sika AG	178,327
2,379	[1]	Summit Materials, Inc., Class A	43,440
441	[1]	Trinseo SA	13,146
17,023		UPM - Kymmene Oyj	286,749
908	[1]	US Concrete, Inc.	48,805
2,414		Umicore	108,853
2,109		Voest-alpine Stahl	60,653
94		Yara International ASA	3,637
		TOTAL	6,847,667
		Telecommunication Services—3.2%
611	[1]	8x8, Inc.	7,106
17,850		AT&T, Inc.	659,557
1,900		BCE, Inc.	82,067
206,356		BT Group PLC	1,385,827
400		Cogent Communications Holdings, Inc.	14,680
86,801		Deutsche Telekom AG	1,455,559
32,000	[1]	Globalstar, Inc.	49,920
499,095		HKT Trust and HKT Ltd.	691,721
456		Inteliquent, Inc.	7,761
22,700		KDDI Corp.	577,120
48,300		NTT DOCOMO, Inc.	1,122,753
28,500		Nippon Telegraph and Telephone Corp.	1,219,666
11,736		Orange SA	202,552
4,100		Rogers Communications, Inc., Class B	151,758
21,400		SoftBank Group Corp.	1,050,056
171,988	[1]	Sprint Corp.	591,639
364,000		StarHub Ltd.	882,650
17,564	[1]	T-Mobile USA, Inc.	651,624
76,374		Tele2 AB, Class B	629,582
9,886		Telephone and Data System, Inc.	264,154
11,000		TeliaSonera AB	50,587
259,901		Telstra Corp. Ltd.	974,187
21,318		Verizon Communications	1,081,462
3,600	[1]	Vonage Holdings Corp.	19,332
		TOTAL	13,823,320
		Utilities—2.9%
49,942		AES Corp.	489,432
1,559		AGL Energy, Ltd.	20,344
2,075		Abengoa Yield PLC	34,798

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Utilities—continued
1,109		American States Water Co.	$47,033
1,405		Black Hills Corp.	78,694
6,394		CMS Energy Corp.	252,947
18,350		CenterPoint Energy, Inc.	341,861
200		Cleco Corp.	9,182
33,874		Electricite De France	354,349
36,798		Enagas SA	1,035,382
103,981		Enel S.p.A	414,965
60,131		Engie	931,897
18,059		Exelon Corp.	568,678
15,264		FirstEnergy Corp.	510,886
33,000	[2,3]	HK Electric Investments Ltd.	27,573
3,755		ITC Holdings Corp.	152,566
177,793		Iberdrola SA	1,149,044
1,093		Idacorp, Inc.	77,559
4,364		NRG Yield, Inc.	57,038
77,736		National Grid PLC	1,037,825
100		New Jersey Resources Corp.	3,462
1,265		ONE Gas, Inc.	73,345
14,500		Power Assets Holdings Ltd.	137,189
3,900		Public Service Enterprises Group, Inc.	166,374
18,694		Questar Corp.	463,050
55		Red Electrica de Espana	4,358
38,112		SSE PLC	729,753
1,500		Sempra Energy	144,765
3,303		Severn Trent	97,698
78,625		Snam Rete Gas S.p.A	422,782
50,180		Suez Environnement SA	863,053
163,410		Terna S.p.A	851,795
13,600	[1]	Tokyo Electric Power Co., Inc.	68,689
121,000		Tokyo Gas Co. Ltd.	556,947
13,148		UGI Corp.	485,950
1,121		WGL Holdings, Inc.	76,441
		TOTAL	12,737,704
		TOTAL COMMON STOCKS (IDENTIFIED COST $229,969,095)	227,025,893
		ASSET-BACKED SECURITIES—0.1%
$150,000		American Express Credit Account Master Trust 2014-1, A, 0.795%, 12/15/2021	149,583
300,000		AmeriCredit Automobile Receivables Trust 2015-1, A3, 1.260%, 11/08/2019	299,238
150,000		Navient Student Loan Trust 2014-1, A2, 0.736%, 03/27/2023	147,555
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $599,983)	596,376
		COMMERCIAL MORTGAGE-BACKED SECURITY—0.2%
580,000		Federal Home Loan Mortgage Corp., 2.724%, 9/25/2020 (IDENTIFIED COST $597,400)	601,062
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.3%
200,000		Citigroup Commercial Mortgage Trust 2015-GC33 AS, 4.114%, 9/10/2058	205,808
450,000		Commercial Mortgage Trust 2015-DC1 AM, 3.724%, 2/10/2048	456,433
50,000		WF-RBS Commercial Mortgage Trust 2012-C6 B, 4.697%, 4/15/2045	52,948
400,000		WF-RBS Commercial Mortgage Trust 2014-C25 AS, 3.984%, 11/15/2047	408,444

Shares or Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
$100,000		WF-RBS Commercial Mortgage Trust 2014-C25 B, 4.236%, 11/15/2047	$100,294
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,254,943)	1,223,927
		CORPORATE BONDS—5.9%
		Basic Industry - Chemicals—0.2%
300,000		Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/01/2044	285,788
50,000		RPM International, Inc., 6.500%, 02/15/2018	53,437
285,000		RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/01/2045	281,792
15,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	16,663
250,000		Valspar Corp., Sr. Unsecd. Note, 3.300%, 2/01/2025	247,036
		TOTAL	884,716
		Basic Industry - Metals & Mining—0.1%
90,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 06/01/2019	75,600
100,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 04/15/2023	93,066
300,000		Southern Copper Corp., Note, 6.750%, 04/16/2040	265,454
		TOTAL	434,120
		Basic Industry - Paper—0.0%
150,000	[1,4,6]	Pope & Talbot, Inc., 8.375%, 12/01/2099	0
		Capital Goods - Aerospace & Defense—0.1%
180,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 01/15/2026	189,664
90,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.000%, 2/15/2067	65,025
		TOTAL	254,689
		Capital Goods - Building Materials—0.0%
185,000		Masco Corp., Unsecd. Note, 4.450%, 4/01/2025	184,652
		Capital Goods - Diversified Manufacturing—0.2%
100,000		General Electric Co., Sr. Unsecd. Note, 4.125%, 10/09/2042	101,352
200,000	[2,3]	Hutchison Whampoa International 14 Ltd., Unsecd. Note, Series 144A, 1.625%, 10/31/2017	199,623
100,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.250%, 09/01/2019	111,861
300,000		Valmont Industries, Inc., 5.250%, 10/01/2054	264,821
		TOTAL	677,657
		Capital Goods - Environmental—0.0%
110,000		Republic Services, Inc., Company Guarantee, 5.500%, 9/15/2019	121,223
		Communications - Cable & Satellite—0.1%
200,000	[2,3]	CCO Safari II LLC, Series 144A, 4.908%, 7/23/2025	205,013
300,000		DIRECTV Holdings LLC, Sr. Unsecd. Note, 5.150%, 03/15/2042	279,267
20,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	22,882
		TOTAL	507,162
		Communications - Media & Entertainment—0.1%
100,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 5.400%, 10/01/2043	100,611
310,000	[2,3]	British Sky Broadcasting Group PLC, Series 144A, 3.750%, 9/16/2024	307,053
70,000		Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 01/31/2046	68,659
200,000		Viacom, Inc., Sr. Unsecd. Note, 3.875%, 04/01/2024	187,558
		TOTAL	663,881
		Communications - Telecom Wirelines—0.1%
15,000		CenturyLink, Inc., Sr. Note, Series Q, 6.150%, 09/15/2019	15,488
200,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 03/15/2024	213,351
		TOTAL	228,839
		Consumer Cyclical - Automotive—0.1%
70,000		General Motors Co., Sr. Unsecd. Note, 4.000%, 4/01/2025	64,594
200,000		General Motors Financial Company, Inc., Sr. Unsecd. Note, 3.100%, 01/15/2019	198,012

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$200,000		Magna International, Inc., 3.625%, 6/15/2024	$199,477
50,000	[2,3]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.600%, 04/12/2016	50,188
		TOTAL	512,271
		Consumer Cyclical - Lodging—0.1%
220,000		Hyatt Hotels Corp., Sr. Unsecd. Note, Series 10YR, 4.850%, 03/15/2026	219,824
		Consumer Cyclical - Retailers—0.2%
100,000		Advance Auto Parts, Inc., 4.500%, 12/01/2023	103,446
300,000		AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 04/15/2025	296,902
129,125	[2,3]	CVS Caremark Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	139,082
110,000		Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/01/2025	113,810
300,000		Tiffany & Co., Sr. Unsecd. Note, 4.900%, 10/01/2044	280,990
50,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 3.300%, 04/22/2024	53,222
		TOTAL	987,452
		Consumer Cyclical - Services—0.1%
250,000	[2,3]	Expedia, Inc., Series 144A, 5.000%, 02/15/2026	238,659
250,000		Visa, Inc., Sr. Unsecd. Note, 1.200%, 12/14/2017	250,884
130,000		Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	135,227
		TOTAL	624,770
		Consumer Non-Cyclical - Food/Beverage—0.2%
190,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/2046	204,151
250,000	[2,3]	HJ Heinz Co., Sr. Unsecd. Note, Series 144A, 3.950%, 7/15/2025	262,528
120,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	124,170
150,000		PepsiCo, Inc., 2.750%, 4/30/2025	151,760
70,000		PepsiCo, Inc., Sr. Unsecd. Note, 4.450%, 04/14/2046	75,271
		TOTAL	817,880
		Consumer Non-Cyclical - Pharmaceuticals—0.2%
300,000		AbbVie, Inc., Sr. Unsecd. Note, 2.500%, 5/14/2020	300,097
450,000		Eli Lilly & Co., 3.700%, 03/01/2045	447,389
90,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 3/01/2026	94,352
		TOTAL	841,838
		Consumer Non-Cyclical - Tobacco—0.1%
24,000		Altria Group, Inc., 9.250%, 08/06/2019	29,416
400,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	471,326
		TOTAL	500,742
		Energy - Independent—0.1%
100,000		Apache Corp., 4.250%, 01/15/2044	71,875
225,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/01/2025	155,165
20,000		XTO Energy, Inc., 6.750%, 08/01/2037	27,602
		TOTAL	254,642
		Energy - Integrated—0.1%
155,000		Husky Energy, Inc., 4.000%, 04/15/2024	132,067
100,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 04/15/2022	86,367
35,000		Petro-Canada, Deb., 7.000%, 11/15/2028	37,393
100,000		Petroleos Mexicanos, 6.500%, 06/02/2041	87,880
150,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	139,470
		TOTAL	483,177
		Energy - Midstream—0.2%
325,000		Energy Transfer Partners , Sr. Unsecd. Note, 4.050%, 3/15/2025	270,612
350,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 5.150%, 03/15/2045	256,243

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Energy - Midstream—continued
$100,000		Kinder Morgan, Inc., 5.050%, 2/15/2046	$76,843
100,000		Williams Partners LP, 4.900%, 1/15/2045	66,214
300,000		Williams Partners LP, 5.100%, 09/15/2045	205,043
		TOTAL	874,955
		Energy - Oil Field Services—0.1%
140,000		Halliburton Co., Sr. Unsecd. Note, 3.800%, 11/15/2025	132,680
100,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	75,400
250,000	[2,3]	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 4.000%, 12/21/2025	248,545
100,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.950%, 04/15/2042	59,000
		TOTAL	515,625
		Energy - Refining—0.1%
250,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	162,719
25,000		Valero Energy Corp., 9.375%, 03/15/2019	29,056
100,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 06/15/2037	99,794
		TOTAL	291,569
		Financial Institution - Banking—1.0%
340,000		Associated Banc-Corp., Sub., 4.250%, 1/15/2025	352,795
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.875%, 04/01/2044	104,368
355,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	344,368
300,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	292,338
180,000		Capital One Financial Corp., Sr. Sub., 4.200%, 10/29/2025	176,988
250,000		Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 04/27/2025	248,723
100,000		Citigroup, Inc., Sr. Unsecd. Note, 4.950%, 11/07/2043	105,416
150,000		Citigroup, Inc., Sub. Note, 4.450%, 09/29/2027	147,937
250,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	230,305
330,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.875%, 7/27/2020	333,409
400,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 1/23/2025	396,860
5,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 01/24/2022	5,688
50,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 02/15/2033	58,626
100,000		J.P. Morgan Chase & Co., 6.750%, 01/29/2049	106,125
50,000		J.P. Morgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	49,432
300,000		Morgan Stanley, Sr. Unsecd. Note, 1.761%, 01/27/2020	298,699
100,000		Morgan Stanley, Sr. Unsecd. Note, 6.375%, 07/24/2042	124,598
60,000,000		Rabobank Nederland NV, Utrecht, Series EMTN, 1.850%, 4/12/2017	542,956
162,039	[2,4]	Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	81,694
230,000		SunTrust Banks, Inc., Sr. Unsecd. Note, Series 5FXD, 2.900%, 03/03/2021	229,501
135,000		Wells Fargo & Co., Sub. Note, Series GMTN, 4.900%, 11/17/2045	137,210
40,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	45,130
		TOTAL	4,413,166
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
140,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	144,538
95,000		Jefferies Group LLC, Sr. Unsecd. Note, 8.500%, 07/15/2019	107,513
240,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/01/2020	238,591
70,000	[2,3]	TIAA Asset Management Finance Co., LLC, Sr. Unsecd. Note, Series 144A, 4.125%, 11/01/2024	72,029
		TOTAL	562,671
		Financial Institution - Finance Companies—0.0%
30,000		General Electric Capital, Note, Series MTNA, 6.750%, 3/15/2032	39,960
		Financial Institution - Insurance - Health—0.0%
50,000		Wellpoint, Inc., 5.850%, 01/15/2036	56,230

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—0.4%
$100,000		Aflac, Inc., Sr. Unsecd. Note, 6.450%, 08/15/2040	$124,035
400,000		American International Group, Inc., Unsecd. Note, 3.875%, 01/15/2035	339,299
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/01/2039	14,800
100,000	[2,3]	Principal Life Global Funding II, Series 144A, 2.200%, 04/08/2020	100,456
200,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 05/15/2044	192,195
750,000	[2]	Union Central Life Ins Co, Note, Series 144A, 8.200%, 11/01/2026	932,824
		TOTAL	1,703,609
		Financial Institution - Insurance - P&C—0.1%
75,000		ACE INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 05/15/2024	77,166
300,000	[2,3]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 6.500%, 03/15/2035	351,466
30,000	[2,3]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	43,598
		TOTAL	472,230
		Financial Institution - REIT - Apartment—0.1%
220,000		Mid-America Apartment Communities LP, 4.000%, 11/15/2025	225,044
300,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 06/15/2024	301,208
		TOTAL	526,252
		Financial Institution - REIT - Healthcare—0.0%
100,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 04/01/2019	104,543
		Financial Institution - REIT - Office—0.1%
300,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.500%, 07/30/2029	301,089
		Financial Institution - REIT - Other—0.1%
200,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.000%, 6/15/2025	193,316
40,000		Liberty Property LP, 6.625%, 10/01/2017	42,586
100,000		ProLogis LP, Sr. Unsecd. Note, 3.350%, 02/01/2021	102,970
160,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	162,256
		TOTAL	501,128
		Financial Institution - REIT - Retail—0.0%
40,000		Equity One, Inc., Bond, 6.000%, 09/15/2017	42,205
30,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/01/2022	30,388
		TOTAL	72,593
		Foreign-Local-Government—0.0%
50,000		Quebec, Province of, Note, Series MTNA, 7.035%, 03/10/2026	65,143
		Municipal Services—0.1%
139,348	[2,3]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	150,656
100,000	[2,3]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/01/2050	110,543
		TOTAL	261,199
		Sovereign—0.1%
255,000	[2,3]	Australia, Government of, Sr. Unsecd. Note, 4.000%, 06/21/2019	193,032
30,000,000		KfW, 2.050%, 02/16/2026	323,985
		TOTAL	517,017
		Technology—0.5%
300,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.250%, 2/01/2025	299,713
250,000		Apple, Inc., Sr. Unsecd. Note, 3.450%, 02/09/2045	218,097
50,000		Autodesk, Inc., Sr. Unsecd. Note, 4.375%, 6/15/2025	50,470
270,000		Automatic Data Processing, Inc., 3.375%, 9/15/2025	287,387
210,000		Fidelity National Informa, Sr. Unsecd. Note, 5.000%, 10/15/2025	218,646
100,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 06/05/2024	96,815
150,000	[2,3]	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, Series 144A, 3.600%, 10/15/2020	149,754
300,000		Keysight Technologies, Inc., 4.550%, 10/30/2024	289,342

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Technology—continued
$380,000	[2,3]	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.900%, 4/15/2025	$365,849
		TOTAL	1,976,073
		Transportation - Railroads—0.1%
140,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 4.150%, 4/01/2045	136,879
45,000		Union Pacific Corp., Bond, 6.625%, 02/01/2029	59,983
135,000		Union Pacific Corp., Sr. Unsecd. Note, 3.875%, 2/01/2055	122,323
		TOTAL	319,185
		Transportation - Services—0.2%
75,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	80,147
62,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 3.850%, 11/15/2024	62,862
100,000	[2,3]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 2.500%, 06/15/2019	98,653
335,000	[2,3]	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.375%, 2/01/2022	326,469
100,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.450%, 11/15/2018	100,270
		TOTAL	668,401
		Utility - Electric—0.4%
130,000		Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	134,405
300,000		Consolidated Edison Co., Sr. Unsecd. Note, 4.500%, 12/01/2045	319,698
19,199	[2,3]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/01/2017	19,614
100,000		Indiana Michigan Power Co, Sr. Unsecd. Note, Series K, 4.550%, 03/15/2046	99,657
300,000		National Rural Utilities Cooperative Finance Corp., 2.000%, 01/27/2020	300,557
200,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.400%, 09/15/2019	200,105
400,000		Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	398,213
40,000		Progress Energy, Inc., 7.050%, 03/15/2019	45,339
125,000		Wisconsin Electric Power Co., Sr. Unsecd. Note, 4.300%, 12/15/2045	134,317
		TOTAL	1,651,905
		Utility - Natural Gas—0.1%
200,000		Sempra Energy, Sr. Unsecd. Note, 2.850%, 11/15/2020	200,958
300,000		Sempra Energy, Sr. Unsecd. Note, 3.550%, 06/15/2024	300,325
		TOTAL	501,283
		TOTAL CORPORATE BONDS (IDENTIFIED COST $26,389,442)	25,595,361
		MORTGAGE-BACKED SECURITIES—0.1%
2,716		Federal Home Loan Mortgage Corp. Pool C00592, 7.000%, 3/1/2028	3,194
1,873		Federal Home Loan Mortgage Corp. Pool C00896, 7.500%, 12/1/2029	2,262
3,453		Federal Home Loan Mortgage Corp. Pool C17281, 6.500%, 11/1/2028	4,000
2,869		Federal Home Loan Mortgage Corp. Pool C19588, 6.500%, 12/1/2028	3,326
1,271		Federal Home Loan Mortgage Corp. Pool C25621, 6.500%, 5/1/2029	1,478
3,367		Federal Home Loan Mortgage Corp. Pool C76361, 6.000%, 2/1/2033	3,889
6,053		Federal Home Loan Mortgage Corp. Pool E01545, 5.000%, 15 Year, 1/1/2019	6,305
921		Federal Home Loan Mortgage Corp. Pool E99510, 5.500%, 9/1/2018	962
4,096		Federal Home Loan Mortgage Corp. Pool G01444, 6.500%, 8/1/2032	4,841
3,033		Federal National Mortgage Association Pool 251697, 6.500%, 30 Year, 5/1/2028	3,513
10,683		Federal National Mortgage Association Pool 252334, 6.500%, 30 Year, 2/1/2029	12,222
4,994		Federal National Mortgage Association Pool 254720, 4.500%, 5/1/2018	5,161
5,892		Federal National Mortgage Association Pool 254802, 4.500%, 7/1/2018	6,090
6,929		Federal National Mortgage Association Pool 254905, 6.000%, 10/1/2033	7,963
12,362		Federal National Mortgage Association Pool 255075, 5.500%, 2/1/2024	13,867
8,627		Federal National Mortgage Association Pool 255079, 5.000%, 2/1/2019	8,973
1,176		Federal National Mortgage Association Pool 303168, 9.500%, 30 Year, 2/1/2025	1,405
492		Federal National Mortgage Association Pool 323159, 7.500%, 4/1/2028	580

Shares or Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
$4,574		Federal National Mortgage Association Pool 323640, 7.500%, 4/1/2029	$5,412
2,014		Federal National Mortgage Association Pool 428865, 7.000%, 6/1/2028	2,149
471		Federal National Mortgage Association Pool 443215, 6.000%, 10/1/2028	535
10,879		Federal National Mortgage Association Pool 545993, 6.000%, 11/1/2032	12,521
4,561		Federal National Mortgage Association Pool 555272, 6.000%, 3/1/2033	5,248
4,341		Federal National Mortgage Association Pool 713974, 5.500%, 7/1/2033	4,918
8,194		Federal National Mortgage Association Pool 721502, 5.000%, 7/1/2033	9,086
10,023		Government National Mortgage Association Pool 2796, 7.000%, 8/20/2029	11,957
5,236		Government National Mortgage Association Pool 3040, 7.000%, 2/20/2031	6,271
12,467		Government National Mortgage Association Pool 3188, 6.500%, 1/20/2032	14,656
19,086		Government National Mortgage Association Pool 3239, 6.500%, 5/20/2032	22,487
551		Government National Mortgage Association Pool 352214, 7.000%, 4/15/2023	623
2,320		Government National Mortgage Association Pool 451522, 7.500%, 30 Year, 10/15/2027	2,803
2,154		Government National Mortgage Association Pool 462556, 6.500%, 2/15/2028	2,482
380		Government National Mortgage Association Pool 462739, 7.500%, 5/15/2028	459
210		Government National Mortgage Association Pool 464835, 6.500%, 9/15/2028	247
5,530		Government National Mortgage Association Pool 469699, 7.000%, 11/15/2028	6,595
4,330		Government National Mortgage Association Pool 486760, 6.500%, 12/15/2028	5,076
621		Government National Mortgage Association Pool 780339, 8.000%, 30 Year, 12/15/2023	720
6,129		Government National Mortgage Association Pool 780453, 7.500%, 30 Year, 12/15/2025	7,230
4,568		Government National Mortgage Association Pool 780584, 7.000%, 30 Year, 6/15/2027	5,343
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $191,065)	216,849
		FOREIGN GOVERNMENTS/AGENCIES—7.2%
		Sovereign—7.2%
500,000		Belgium, Government of, Series 68, 2.25%, 6/22/2023	631,334
280,000	[2,3]	Belgium, Government of, Series 74, 0.80%, 6/22/2025	314,549
200,000		Canada, Government of, Bond, 3.25%, 6/01/2021	167,329
400,000		Canada, Government of, Bond, 4.000%, 06/01/2016	298,324
536,000		France, Government of, 0.50%, 05/25/2025	589,280
1,500,000		France, Government of, 3.25%, 10/25/2021	1,945,919
400,000		France, Government of, Bond, 4.500%, 04/25/2041	726,797
2,000,000		Germany, Government of, 1.75%, 2/15/2024	2,508,124
600,000		Germany, Government of, Unsecd. Note, 1.000%, 8/15/2024	713,140
650,000		Italy, Government of, 2.15%, 12/15/2021	767,079
200,000		Italy, Government of, 2.50%, 5/01/2019	234,012
1,000,000		Italy, Government of, 3.75%, 5/01/2021	1,267,225
220,000		Italy, Government of, 4.25%, 3/01/2020	277,443
2,200,000		Italy, Government of, 4.50%, 5/01/2023	2,979,283
58,000	[2,3]	Italy, Government of, Unsecd. Note, 3.25%, 9/01/2046	73,209
320,000,000		Japan, Government of, Series 313, 1.30%, 3/20/2021	3,057,560
170,000,000		Japan, Government of, Series 65, 1.90%, 12/20/2023	1,755,287
120,000,000		Japan, Government of, Series 87, 2.20%, 3/20/2026	1,305,351
247,000,000		Japan, Government of, Sr. Unsecd. Note, Series 114, 2.10%, 12/20/2029	2,774,689
30,000		Mexico, Government of, Series MTNA, 6.750%, 09/27/2034	37,125
850,000	[2,3]	Netherlands, Government o, 1.75%, 7/15/2023	1,046,637
1,235,000		Spain, Government of, 2.75%, 4/30/2019	1,450,841
760,000	[2,3]	Spain, Government of, Sr. Unsecd. Note, 2.75%, 10/31/2024	915,528
400,000	[2,3]	Spain, Government of, Sr. Unsub., 4.000%, 4/30/2020	498,798
4,600,000		Sweden, Government of, Series 1059, 1.000%, 11/12/2026	550,938
1,410,000		United Kingdom, Governmen, 1.75%, 9/07/2022	2,062,695

Shares or Principal Amount			Value
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$180,000		United Kingdom, Governmen, 3.25%, 1/22/2044	$299,024
1,270,000		United Kingdom, Government, 2.75%, 9/07/2024	1,983,568
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $31,370,219)	31,231,088
		MUNICIPAL BOND—0.0%
		Illinois—0.0%
90,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $90,000)	109,029
		U.S. TREASURY—4.3%
25,114		U.S. Treasury Inflation-Protected Bond, 0.750%, 2/15/2045	23,303
1,010,130		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2020	1,019,028
399,004		U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/2025	401,248
903,000		United States Treasury Bond, 3.000%, 11/15/2045	974,619
2,500,000		United States Treasury Note, 0.750%, 2/28/2018	2,498,047
6,000,000		United States Treasury Note, 0.875%, 11/30/2017	6,009,164
100,000		United States Treasury Note, 1.375%, 1/31/2021	100,650
2,355,000		United States Treasury Note, 1.375%, 10/31/2020	2,371,058
4,250,000		United States Treasury Note, 1.625%, 11/30/2020	4,331,022
940,000		United States Treasury Note, 2.250%, 11/15/2025	981,592
		TOTAL U.S. TREASURY (IDENTIFIED COST $18,430,297)	18,709,731
		EXCHANGE-TRADED FUNDS—6.8%
721,789		iShares Core MSCI Emerging Markets ETF	26,691,757
296,947	[1]	Sprott Physical Gold Trust	3,037,768
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $38,000,398)	29,729,525
		PURCHASED PUT OPTION—0.0%
1,189,877		Goldman Sachs EUR PUT/NOK CALL (Put-Option) Strike Price: $9.35; Expiration Date: 5/5/2016 (IDENTIFIED COST $13,944)	15,302
		INVESTMENT COMPANIES—20.9%[5]
1,383,954		Emerging Markets Fixed Income Core Fund	47,188,845
173,224		Federated Bank Loan Core Fund	1,654,291
2,278,999		Federated Mortgage Core Portfolio	22,721,618
7,929,301		Federated Prime Value Obligations Fund, Institutional Shares, 0.43%[7]	7,929,301
462,384		Federated Project and Trade Finance Core Fund	4,318,665
1,221,517		High Yield Bond Portfolio	7,023,724
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $94,968,224)	90,836,444
		TOTAL INVESTMENTS—98.0% (IDENTIFIED COST $441,875,010)[8]	425,890,587
		OTHER ASSETS AND LIABILITIES - NET—2.0%[9]	8,786,908
		TOTAL NET ASSETS—100%	$434,677,495

At February 29, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[1]Australia 10-Year Bond Short Futures	3	$395,511	March 2016	$(676)
1CAC 40 10 Euro Short Futures	418	$18,193,450	March 2016	$(377,831)
1DJIA Mini E-CBOT Short Futures	37	$3,051,945	March 2016	$22,820
[1]Euro BUND Short Futures	40	$6,663,200	March 2016	$(23,597)
[1]Euro STOXX 50 Short Futures	79	$2,317,860	March 2016	$(13,176)
[1]Hang Seng Index Short Futures	39	$37,161,150	March 2016	$72,033
1IBEX 35 Index Short Futures	85	$7,163,290	March 2016	$(146,404)
[1]Japan 10-Year Bond Short Futures	7	$1,065,120,000	March 2016	$(6,858)
1MSCI Singapore IX ETS Short Futures	209	$6,292,990	March 2016	$(25,122)
[1]Mini MSCI Emerging Market Short Futures	131	$4,860,755	March 2016	$(69,527)
1OMXS 30 Index Short Futures	216	$29,413,800	March 2016	$(59,907)
[1]Russell 2000 Mini Short Futures	29	$2,991,930	March 2016	$16,143
1S&P 500 E-Mini Short Futures	46	$4,437,850	March 2016	$28,969
1S&P/TSX 60 Index Short Futures	6	$904,680	March 2016	$(3,919)
1SGX Nifty 50 Short Futures	367	$5,143,505	March 2016	$18,789
1SPI 200 Short Futures	99	$12,063,150	March 2016	$(22,513)
1TOPIX Index Short Futures	1	$12,880,000	March 2016	$3,493
[1]United States Treasury Note 10-Year Short Futures	78	$10,180,219	June 2016	$7,122
[1]Amsterdam Index Long Futures	54	$4,612,680	March 2016	$98,029
1BIST 30 Long Futures	613	$5,674,847	April 2016	$15,228
[1]Canada 10-Year Bond Long Futures	138	$19,536,660	June 2016	$(8,483)
1DAX Index Long Futures	58	$13,722,800	March 2016	$42,576
[1]Euro BTP Long Futures	60	$8,410,800	March 2016	$50,644
1FTSE 100 Index Long Futures	100	$6,058,500	March 2016	$36,494
1FTSE/MIB Index Long Futures	105	$9,233,700	March 2016	$145,975
1FTSE JSE Top 40 Long Futures	345	$151,168,650	March 2016	$50,015
1KOSPI2 Index Long Futures	38	$4,468,800,000	March 2016	$(261)
[1]Long GILT Long Futures	32	$3,901,120	June 2016	$19,547
1NIKKEI 225 Long Futures	11	$88,000,000	March 2016	$(1,481)
[1]Swiss Market Index Long Futures	46	$3,589,840	March 2016	$9,090
[1]United States Treasury Note 2-Year Long Futures	58	$12,675,719	June 2016	$(8,289)
[1]United States Treasury Note 10-Year Long Futures	102	$13,312,594	June 2016	$18,480
[1]United States Treasury Ultra Bond Long Futures	15	$2,597,344	June 2016	$196
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(112,401)
The average notional value of long and short futures contracts held by the Fund throughout the period was $2,055,788,974 and $5,976,362,645, respectively. This is based on the amounts held as of each month-end throughout the three-month fiscal period.
At February 29, 2016, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
03/02/2016	JPMorgan Chase	3,946,000 AUD	$2,855,585	$(39,128)
03/02/2016	Citibank N.A.	6,477,000 CAD	$4,685,184	$101,950
03/02/2016	Citibank N.A.	6,735,000 CHF	$6,809,221	$(64,103)
03/02/2016	JPMorgan Chase	5,482,322 EUR	$6,034,561	$(70,614)
03/02/2016	Citibank N.A.	6,092,000 GBP	$8,801,072	$(321,919)
03/02/2016	Citibank N.A.	449,700,000 JPY	$3,934,443	$53,850
03/02/2016	Citibank N.A.	25,850,000 MXN	$1,370,506	$55,307
03/02/2016	JPMorgan Chase	47,683,199 NOK	$5,537,802	$(58,549)
03/02/2016	Citibank N.A.	12,955,000 NZD	$8,587,371	$(51,321)

Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
03/02/2016	Citibank N.A.	17,200,000 SEK	$2,037,359	$(28,448)
03/02/2016	Citibank N.A.	8,600,000 SGD	$6,141,410	$(24,767)
03/02/2016	Citibank N.A.	20,180,000 TRY	$6,870,430	$(66,700)
03/03/2016	JPMorgan Chase	6,192,276,820 KRW	$5,156,063	$(148,966)
03/03/2016	JPMorgan Chase	6,192,276,820 KRW	$5,210,994	$(203,897)
03/09/2016	JPMorgan Chase	4,115,000 AUD	$2,969,459	$(33,325)
03/09/2016	Citibank N.A.	6,477,000 CAD	$4,726,250	$60,860
03/09/2016	JPMorgan Chase	334,887 CHF	$338,000	$(2,519)
03/09/2016	JPMorgan Chase	5,482,322 EUR	$5,990,514	$(25,526)
03/09/2016	JPMorgan Chase	160,999,951 JPY	$1,413,632	$14,426
03/09/2016	JPMorgan Chase	335,662,145 JPY	$2,947,429	$29,870
03/09/2016	JPMorgan Chase	25,850,000 MXN	$1,422,294	$2,726
03/09/2016	JPMorgan Chase	92,950,000 MXN	$5,130,892	$(6,885)
03/09/2016	JPMorgan Chase	47,900,000 NOK	$5,515,225	$(11,407)
03/09/2016	JPMorgan Chase	169,995 NZD	$111,952	$8
03/09/2016	JPMorgan Chase	5,038,256 SEK	$596,000	$(7,410)
03/09/2016	JPMorgan Chase	387,780 SGD	$275,197	$585
03/09/2016	JPMorgan Chase	9,355,332 SGD	$6,639,239	$14,104
03/09/2016	JPMorgan Chase	20,180,000 TRY	$6,715,876	$73,947
03/14/2016	Citibank N.A.	1,590,000,000 KRW	$1,312,141	$(26,863)
03/14/2016	Citibank N.A.	4,172,330,100 KRW	$3,351,000	$21,707
03/16/2016	JPMorgan Chase	4,115,000 AUD	$2,938,925	$(3,722)
03/16/2016	JPMorgan Chase	7,136,945 AUD	$5,073,000	$17,737
03/16/2016	JPMorgan Chase	5,774,000 CHF	$5,793,163	$(6,787)
03/16/2016	JPMorgan Chase	25,850,000 MXN	$1,417,160	$7,010
03/16/2016	JPMorgan Chase	28,007,988 MXN	$1,531,000	$12,061
03/16/2016	JPMorgan Chase	92,950,000 MXN	$5,095,747	$25,205
03/16/2016	JPMorgan Chase	11,539,639 NZD	$7,580,000	$17,105
03/16/2016	JPMorgan Chase	44,710,000 SEK	$5,227,115	$(2,459)
04/06/2016	Morgan Stanley	2,400,000 AUD	2,358,170 CAD	$(32,695)
04/06/2016	JPMorgan Chase	6,210,000 AUD	$4,342,793	$82,545
04/06/2016	JPMorgan Chase	1,996,182 CAD	1,000,000 GBP	$83,380
04/06/2016	JPMorgan Chase	1,996,182 CAD	1,000,000 GBP	$83,380
04/06/2016	Citibank N.A.	2,016,032 CAD	1,000,000 GBP	$98,052
04/06/2016	JPMorgan Chase	2,955,081 CAD	$2,100,000	$84,159
04/06/2016	JPMorgan Chase	600,000 EUR	$671,074	$(17,686)
04/06/2016	JPMorgan Chase	750,000 EUR	$819,426	$(2,692)
04/06/2016	Barclays Bank PLC	2,400,000 EUR	$2,657,256	$(43,707)
04/06/2016	JPMorgan Chase	2,800,000 EUR	$3,131,678	$(82,537)
04/06/2016	Barclays Bank PLC	1,700,000 GBP	3,431,008 SGD	$(72,164)
04/06/2016	JPMorgan Chase	175,137,600 JPY	2,200,000 SGD	$(8,581)
04/06/2016	JPMorgan Chase	184,401,584 JPY	$1,600,000	$37,351
04/06/2016	JPMorgan Chase	590,172,513 JPY	$4,900,000	$340,301
04/06/2016	JPMorgan Chase	723,564,432 JPY	$6,100,000	$324,723
04/06/2016	Morgan Stanley	2,400,000 NZD	13,856,592 NOK	$(13,740)
04/06/2016	JPMorgan Chase	1,249,211 NZD	$802,071	$19,362
04/06/2016	JPMorgan Chase	5,350,789 NZD	$3,491,412	$27,059
05/23/2016	JPMorgan Chase	2,200,000 AUD	$1,549,968	$14,495
05/23/2016	JPMorgan Chase	1,938,106 DKK	260,000 EUR	$(146)
05/23/2016	JPMorgan Chase	896,552 EUR	700,890 GBP	$1,993
05/23/2016	JPMorgan Chase	455,000 GBP	$632,100	$1,384

Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
05/23/2016	JPMorgan Chase	152,203,802 JPY	$1,245,000	$108,241
05/23/2016	JPMorgan Chase	171,649,380 JPY	$1,500,000	$26,131
05/23/2016	JPMorgan Chase	195,555,280 JPY	$1,600,000	$138,678
05/23/2016	JPMorgan Chase	226,710,200 JPY	$2,000,000	$15,676
05/23/2016	JPMorgan Chase	334,387,359 JPY	$2,845,000	$128,032
09/12/2016	JPMorgan Chase	849,318,375 JPY	$7,500,000	$84,309
Contracts Sold:
03/02/2016	Citibank N.A.	3,946,000 AUD	$2,822,197	$5,739
03/02/2016	Citibank N.A.	6,477,000 CAD	$4,726,252	$(60,882)
03/02/2016	Citibank N.A.	6,735,000 CHF	$6,814,148	$69,031
03/02/2016	Citibank N.A.	5,482,322 EUR	$6,090,929	$126,982
03/02/2016	Citibank N.A.	3,046,000 GBP	$4,349,866	$110,289
03/02/2016	Citibank N.A.	3,046,000 GBP	$4,364,275	$124,699
03/02/2016	Citibank N.A.	449,700,000 JPY	$3,995,487	$7,193
03/02/2016	JPMorgan Chase	25,850,000 MXN	$1,423,128	$(2,685)
03/02/2016	Citibank N.A.	47,683,199 NOK	$5,556,049	$76,796
03/02/2016	Citibank N.A.	12,955,000 NZD	$8,603,480	$67,431
03/02/2016	Citibank N.A.	17,200,000 SEK	$2,023,187	$14,276
03/02/2016	Citibank N.A.	8,600,000 SGD	$6,120,299	$3,657
03/02/2016	Citibank N.A.	20,180,000 TRY	$6,804,682	$952
03/03/2016	JPMorgan Chase	6,049,250,000 KRW	$5,000,000	$108,555
03/03/2016	JPMorgan Chase	6,335,303,640 KRW	$5,237,000	$114,251
03/09/2016	JPMorgan Chase	4,115,000 AUD	$2,939,840	$3,706
03/09/2016	JPMorgan Chase	334,887 CHF	$335,903	$422
03/09/2016	JPMorgan Chase	5,482,322 EUR	$6,035,576	$70,587
03/09/2016	JPMorgan Chase	160,999,951 JPY	$1,428,571	$513
03/09/2016	JPMorgan Chase	332,175,227 JPY	$2,947,429	$1,059
03/09/2016	JPMorgan Chase	118,800,000 MXN	$6,516,370	$(32,657)
03/09/2016	JPMorgan Chase	47,900,000 NOK	$5,563,801	$59,983
03/09/2016	JPMorgan Chase	169,995 NZD	$114,000	$2,040
03/09/2016	JPMorgan Chase	5,038,256 SEK	$588,880	$290
03/09/2016	JPMorgan Chase	387,780 SGD	$276,334	$552
03/09/2016	JPMorgan Chase	9,355,332 SGD	$6,666,666	$13,323
03/09/2016	Citibank N.A.	20,180,000 TRY	$6,856,459	$66,636
03/14/2016	Citibank N.A.	4,800,450,000 KRW	$3,913,783	$33,334
03/14/2016	Citibank N.A.	14,788,655,700 KRW	$12,219,000	$264,576
03/16/2016	JPMorgan Chase	9,313,829 EUR	$10,187,000	$50,996
03/16/2016	JPMorgan Chase	601,765,202 JPY	$5,296,000	$(43,050)
03/16/2016	JPMorgan Chase	4,620,044 SGD	$3,272,000	$(13,227)
03/16/2016	JPMorgan Chase	5,118,528 TRY	$1,703,000	$(15,734)
04/06/2016	Morgan Stanley	2,400,000 AUD	2,368,183 CAD	$40,096
04/06/2016	JPMorgan Chase	1,138,500 AUD	$795,899	$(15,413)
04/06/2016	JPMorgan Chase	5,071,500 AUD	$3,545,065	$(68,961)
04/06/2016	JPMorgan Chase	2,011,692 CAD	1,000,000 GBP	$(94,843)
04/06/2016	JPMorgan Chase	2,019,969 CAD	1,000,000 GBP	$(100,961)
04/06/2016	Citibank N.A.	2,020,851 CAD	1,000,000 GBP	$(101,613)
04/06/2016	JPMorgan Chase	1,130,923 CAD	$800,000	$(35,888)
04/06/2016	JPMorgan Chase	1,825,995 CAD	$1,300,000	$(49,630)
04/06/2016	Barclays Bank PLC	1,400,000 EUR	13,350,862 NOK	$9,217
04/06/2016	JPMorgan Chase	1,850,000 EUR	$2,009,587	$(5,024)
04/06/2016	Citibank N.A.	2,400,000 EUR	$2,672,886	$59,336

Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
04/06/2016	Bank of America N.A.	2,800,000 EUR	$3,090,416	$41,275
04/06/2016	Barclays Bank PLC	1,700,000 GBP	3,399,983 SGD	$50,112
04/06/2016	JPMorgan Chase	177,136,740 JPY	2,200,000 SGD	$(9,170)
04/06/2016	BNP Paribas SA	152,555,000 JPY	$1,300,000	$(54,577)
04/06/2016	JPMorgan Chase	185,372,448 JPY	$1,600,000	$(45,972)
04/06/2016	BNP Paribas SA	340,315,000 JPY	$2,900,000	$(121,749)
04/06/2016	JPMorgan Chase	378,970,592 JPY	$3,200,000	$(164,982)
04/06/2016	JPMorgan Chase	432,997,452 JPY	$3,600,000	$(244,701)
04/06/2016	JPMorgan Chase	43,648,303 MXN	$2,400,000	$(476)
04/06/2016	Morgan Stanley	2,400,000 NZD	13,846,800 NOK	$12,615
04/06/2016	JPMorgan Chase	6,600,000 NZD	$4,274,469	$(65,436)
04/11/2016	JPMorgan Chase	169,995 NZD	$111,903	$155
05/23/2016	Bank of America N.A.	2,200,000 AUD	$1,550,274	$(14,188)
05/23/2016	Barclays Bank PLC	3,000,000 EUR	2,369,175 GBP	$26,593
05/23/2016	JPMorgan Chase	700,000 EUR	6,469,823 SEK	$(5,389)
05/23/2016	JPMorgan Chase	4,000,000 EUR	$4,374,840	$12,243
05/23/2016	Morgan Stanley	49,103,670 JPY	$435,000	$(1,580)
05/23/2016	JPMorgan Chase	50,364,674 JPY	$430,000	$(17,791)
05/23/2016	JPMorgan Chase	147,232,766 JPY	$1,245,000	$(64,044)
05/23/2016	Morgan Stanley	169,323,000 JPY	$1,500,000	$(5,448)
05/23/2016	JPMorgan Chase	189,214,800 JPY	$1,600,000	$(82,305)
05/23/2016	Morgan Stanley	225,764,000 JPY	$2,000,000	$(7,263)
05/23/2016	BNP Paribas SA	231,046,200 JPY	$1,980,000	$(74,227)
05/23/2016	Morgan Stanley	1,200,000 NZD	$784,313	$(2,641)
09/12/2016	JPMorgan Chase	335,747,400 JPY	$3,000,000	$1,817
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$757,266
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $2,041,603 and $2,233,596, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
The average market value of purchased put options held by the Fund throughout the period was $11,338. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation/(Depreciation) on Future Contracts and Foreign Exchange Contracts is included in “Other Assets and
Liabilities—Net.”
1	Non-income-producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 29, 2016, these restricted securities amounted to $7,789,033, which represented 1.8% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At February 29, 2016, these liquid restricted securities amounted to $6,774,515, which represented 1.6% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at February 29, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
Union Central Life Ins Co, Note, Series 144A, 8.200%, 11/01/2026	3/31/1999	$790,785	$932,824
Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	3/10/2000	$157,264	$81,694
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
5	Affiliated company and holdings.

Transactions involving affiliated companies during the period ended February 29, 2016, were as follows:
Affiliates	Balance of Shares Held 11/30/2015	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 2/29/2016	Value	Dividend Income
Dyax Corp., CVR	—	1,200	—	1,200	$1,332	$—
Transactions involving the affiliated holdings during the period ended February 29, 2016, were as follows:
Affiliates	Balance of Shares Held 11/30/2015	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 2/29/2016	Value	Dividend Income
Emerging Markets Fixed Income Core Fund	1,324,502	59,452	—	1,383,954	$47,188,845	$663,230
Federated Bank Loan Core Fund	334,858	4,086	(165,720)	173,224	1,654,291	39,379
Federated Mortgage Core Portfolio	1,919,615	359,384	—	2,278,999	22,721,618	147,416
Federated Prime Value Obligations Fund, Institutional Shares, 0.43%[7]	—	89,644,703	(81,715,402)	7,929,301	7,929,301	8,036
Federated Project and Trade Finance Core Fund	1,526,203	5,700	(1,069,519)	462,384	4,318,665	53,276
High Yield Bond Portfolio	2,220,152	26,590	(1,025,225)	1,221,517	7,023,724	153,399
TOTAL OF AFFILIATED HOLDINGS	7,325,330	90,099,915	(83,975,866)	13,449,379	$90,836,444	$1,064,736
6	Issuer in default.
7	7-day net yield.
8	At February 29, 2016, the cost of investments for federal tax purposes was $441,864,848. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; and (c) futures contracts was $15,974,261. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,585,552 and net unrealized depreciation from investments for those securities having an excess of cost over value of $32,559,813.
9	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 29, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$120,980,497	$—	$8,902[1]	$120,989,399
International	12,036,228	94,000,266	—	106,036,494
Debt Securities:
Asset-Backed Securities	—	596,376	—	596,376
Commercial Mortgage-Backed Security	—	601,062	—	601,062
Collateralized Mortgage Obligations	—	1,223,927	—	1,223,927
Corporate Bonds	—	25,513,667	81,694	25,595,361
Foreign Governments/Agencies	—	31,231,088		31,231,088
Mortgage-Backed Securities	—	216,849	—	216,849
Municipal Bond	—	109,029	—	109,029
U.S. Treasury	—	18,709,731	—	18,709,731
Exchange-Traded Funds	29,729,525	—	—	29,729,525
Purchased Put Option	—	15,302	—	15,302
Investment Companies[2]	7,929,301	82,907,143	—	90,836,444
TOTAL SECURITIES	$170,675,551	$255,124,440	$90,596	$425,890,587
Other Financial Instruments[3]
Assets	$655,643	$3,859,036	$—	$4,514,679
Liabilities	(768,044)	(3,101,770)	—	(3,869,814)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(112,401)	$757,266	$—	$644,865
1	Includes $8,096 of a security transferred from Level 1 to Level 3 because the security ceased trading during the period and fair values were determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable. Transfer shown represents the value of the security at the beginning of the period.
2	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors. Investments in these funds are deemed Level 2 due to the fact that the NAV is not publicly available and, with respect to Federated Project and Trade Finance Core Fund, due to the fact that the price of shares redeemed may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
3	Other financial instruments include futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
DKK	—Danish Krone
ETF	—Exchange Traded Fund
EUR	—Euro
GBP	—British Pound
GO	—General Obligation
JPY	—Japanese Yen
KRW	—South Korean Won
MBIA	—National Public Finance Guarantee Corp. (as restructured from MBIA Insurance Corp.)
MTN	—Medium Term Note
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
REIT(s)	—Real Estate Investment Trust(s)
SEK	—Swedish Krona
SGD	—Singapore Dollar
TRY	—Turkish Lira

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Global Allocation Fund

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 25, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 25, 2016